Exhibit 99.1

Experity Ventures LLC

TVEST 2020A, LLC

TVEST Securitization Series 2020-A

Consultant Report

July 21, 2020

For information related to this report, contact:

CBIZ MHM, LLC
401 Plymouth Road, Suite 200
Plymouth Meeting, PA 19462

M. Michael Aquino	Kristin D. Stanton
Lead Managing Director	Senior Manager
(610) 862-2737	(610) 862-2205
maquino@cbiz.com	kstanton@cbiz.com

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY.

TVEST 2020-A, LLC	Consulting Report

Consultant Engagement

Client and Seller Name:	Experity Ventures LLC
Eight Tower Bridge
161 Washington Street, Suite 240
Conshohocken, PA 19428

Company and Issuer Address:	TVEST 2020A, LLC
Eight Tower Bridge
161 Washington Street, Suite 240
Conshohocken, PA 19428

Client and Company Principal Contact:	Michael Shaw

Client and Company Phone Number:	267-332-8628

Consultants:	David Aquino
Marialuisa Veneziale
Terry Mitchell
Kristin D. Stanton

Report Date:	July 21, 2020

Engagement Dates:	June 25 – July 21, 2020

Client and Company Contact: Michael Shaw – Chief Financial Officer

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TVEST 2020-A, LLC	Consulting Report

July 21, 2020

PRIVATE & CONFIDENTIAL

Mr. Michael Shaw - Chief Financial Officer

Experity Ventures LLC

Eight Tower Bridge

161 Washington Street, Suite 240

Conshohocken, PA 19428

Dear Mr. Shaw:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Experity Ventures LLC (“Experity”, “Seller”, ”Servicer”, “you” or the “Client”) and TVEST 2020A, LLC (“Issuer” or “Company”) in connection with the Preliminary Private Placement Memorandum of TVEST Securitization Series 2020-A (“PPM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated June 24, 2020.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

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TVEST 2020-A, LLC	Consulting Report

(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;

(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultants”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated June 24, 2020 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

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TVEST 2020-A, LLC	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated June 24, 2020 with no third party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

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TVEST 2020-A, LLC	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Michael Shaw	Chief Financial Officer	2 years
Tiago Portela	Financial Analyst	3 years
Craig Millman	Executive Senior Accountant	6 months

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

•	Client, Experity. Servicer	Experity Ventures LLC
or Seller
•	Issuer or Company	TVEST 2020A, LLC
•	M	$000s
•	MM	$000,000s
•	PPM	Preliminary Private Placement Memorandum, date TBD
•	Transaction	TVEST Securitization Series 2020-A
•	ProMed	ProMed Capital Venture, LLC
•	Thrivest	Thrivest Legal Funding, LLC

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

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TVEST 2020-A, LLC	Consulting Report

TABLE OF CONTENTS

SCOPE OF SERVICES	13
A. RESULTS OF TESTING	17

EXHIBITS

A.1	DATA INTEGRITY TEST FOR LOANS – ProMed

A.1.1	DATA INTEGRITY TEST FOR LOANS – THRIVEST

A.2	RECALCULATION OF SCOPE OF SERVICES STEPS 3 & 4

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TVEST 2020-A, LLC	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER

DATED JUNE 24, 2020 BY AND BETWEEN

CBIZ MHM, LLC (“CBIZ”)

AND EXPERITY VENTURES, LLC (“EXPERITY”, “SERVICER”, “SELLER”, “YOU”, OR THE

“CLIENT”), TVEST 2020A, LLC (“ISSUER” OR “COMPANY”)

Relevant Entities:

Experity Ventures LLC (“Experity”, “Seller”, “Servicer”, “you” or the “Client”), TVEST 2020A, LLC (“Issuer” or “Company”)

Thrivest Legal Funding, LLC (“Thrivest”)

ProMed Capital Venture, LLC (“ProMed”)

Time Periods to be tested:

Data Tape as of May 31, 2020

Location:

Testing to be performed remotely in CBIZ’s office

Additional Request:

Document all discussions with and inquiries of management.

Note: Samples are selected as noted in the Statement of Work.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Client and Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Note that the names of Obligors should remain anonymous in documenting test results.

TVEST 2020-A, LLC	Consulting Report

SCOPE OF SERVICES

CBIZ to perform the following procedures to verify the completeness and accuracy of the litigation funding and medical lien assets (“Receivables Pool”) included in the data tape utilized for the Preliminary Private Placement Memorandum of TVEST Securitization Series 2020-A (“PPM”), which date still needs to be determined (“Transaction”) (“Data Tape”) as of the effective date of May 31, 2020 (“Effective Date”).

CBIZ will judgmentally sample the following assets in the Date Tape (“Sample Group”):

a.	75 Thrivest assets with an advance amount in excess of $2,000;
b.	25 Thrivest assets with an advance amount of $2,000 or lower;
c.	75 ProMed assets with an advance amount in excess of $2,000; and
d.	25 ProMed assets with an advance amount of $2,000 or lower.

CBIZ will perform the following procedures.

A.	From the May 31, 2020 Data Tape provided by the Client, judgmentally select the Sample Group and perform the below data integrity test (the “Data Integrity Review”). For items marked below as “Confirm”, note whether the item is noted as part of the underlying source documentation. For items marked as “Compare”, agree the item on the Data Tape to the Servicer’s underlying operating system. For items marked as “recalculate”, recalculate the noted item listed below for accuracy:

1.	Perform the following to verify the existence of the Receivable asset:

I. For ProMed assets:

a.	Confirm the claimant/attorney/medical gross advance amount (net of any partial payments, if any) per Funding Worksheet (if available; if funding package is not available agree using alternative methods – such as reviewing purchase contract or similar legal document) to the principal amount per the Data Tape.
b.	Compare the claimant/attorney/medical funded date reported in the Data Tape to the Factor Fox Servicing System for ProMed (“FFS”).
c.	Confirm amount of gross advance amount reported in the Data Tape to the Funding Worksheet and proof of payment (e.g. check copy, wire confirmation or bank statements).

II.	For Thrivest assets:

a.	Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape.
b.	Compare the claimant/medical funded date reported in the Data Tape to the accounting system for Thrivest.
c.	Compare advance type per the Data Tape to Thrivest’s Experity Servicing System (“ESS”) or accounting records.
d.	Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system).

TVEST 2020-A, LLC	Consulting Report

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

I.	For ProMed assets:

a.	Compare the most recent advance date reported in the Data Tape to the Servicer records by inspecting trial balance report from FFS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the FFS report.
b.	Recalculate months since most recent advance date for each selection and agree to the Data Tape information.
c.	Confirm or Compare the Raw Claim Type as shown in the Data Tape to the Funding Worksheet or information in FFS.

II.	For Thrivest assets:

a.	Compare the most recent advance date reported in the Data Tape to the accounting records or ESS by inspecting trial balance report from ESS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the ESS report.
b.	Recalculate months since most recent advance date for each selection and agree to the Data Tape information.
c.	Compare the Raw Claim Type as shown in the Data Tape to the accounting records.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal ESS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 9% of the Eligible Receivable Balance;
b.	The aggregate Outstanding Principal ESS Balance of all Receivables related to unique obligors does not exceed 1% of the Eligible Receivable Balance;
c.	The aggregate Outstanding Principal ESS Balance of all litigation Receivables does not exceed 33% of the Eligible Receivable Balance;
d.	The aggregate Outstanding Principal ESS Balance of all medical Receivables does not exceed 68% of the Eligible Receivable Balance;
e.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 39% of the aggregate Eligible Receivable Balance
f.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 38% of the of the aggregate Eligible Receivable Balance

4.	Recalculate amounts reported as exclusions in the Summary tab to determine that:

a.	The Outstanding Principal ESS Balance related to a single plaintiff does not exceed $400,000;
b.	The weighted average age of all Receivables does not exceed 10 months based on the most recent advance date;
c.	The average Outstanding Principal ESS Balance of all Receivables is less than $3,200;

TVEST 2020-A, LLC	Consulting Report

d.	The oldest advance does not exceed 110 months from the date of the most recent funding date

5.	For the ProMed 100 assets, Confirm or Compare the Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from FFS (excluding MRI assets). For the Thrivest 100 assets, Compare the Raw Primary Carrier as shown in the Data Tape to the accounting records.

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	Agree the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.
b.	Recalculate the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy.

i.	PPM Bracket Items – This tab lists the items to be tested and the corresponding page number in the Preliminary PPM.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool
ii.	Advance Type
iii.	Principal Balance per Unique Obligor
iv.	Injury Type
v.	Payment Source
vi.	NAIC
vii.	Law Firm
viii.	Month from Earliest Advance
ix.	Month from Most Recent Advance
x.	Case Worth Ratio
xi.	Plaintiff State

For the Medical Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool
ii.	Advance Type
iii.	Principal Balance per Unique Obligor
iv.	Injury Type
v.	Payment Source
vi.	NAIC
vii.	Law Firm
viii.	Month from Earliest Advance.
ix.	Month from Most Recent Advance
x.	Case Worth Ratio
xi.	Main Modality
xii.	Medical Service Provider (“MSP”)
xiii.	MSP State

TVEST 2020-A, LLC	Consulting Report

7.	Agree the values in the PPM Bracket Items table in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in the Preliminary PPM.

8.	Agree the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM.

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool
b.	Advance Type
c.	Principal Balance per Unique Obligor
d.	Injury Type
e.	Payment Source
f.	NAIC
g.	Law Firm
h.	Month from Earliest Advance.
i.	Month from Most Recent Advance
j.	Case Worth Ratio
k.	Plaintiff State

For the Medical Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool
b.	Advance Type
c.	Principal Balance per Unique Obligor
d.	Injury Type
e.	Payment Source
f.	NAIC
g.	Law Firm
h.	Month from Earliest Advance.
i.	Month from Most Recent Advance
j.	Case Worth Ratio
k.	Main Modality
l.	Medical Service Provider (“MSP”)
m.	MSP State

TVEST 2020-A, LLC	Consulting Report

A. Data Integrity Review

The Client provided a month- end electronic data file as of May 31, 2020 for all Pledged Receivables. The Consultants judgmentally selected a sample of 75 Thrivest assets with an advance amount in excess of $2,000, 25 Thrivest assets with an advance amount of $2,000 or lower, 75 ProMed assets with an advance amount in excess of $2,000, and 25 ProMed assets with an advance amount of $2,000 or lower (a total of 200 loans – “Sample Group”).

All 200 pledged Receivables were tested according to the requested Scope procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1 and A.1.1.

The Consultants noted the following results amongst the sampled 200 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%

1.
I. ProMed Assets
a. Confirm the claimant/attorney/medical gross advance amount per Funding Worksheet to the principal amount per the Data Tape	100	0	0%
b. Compare the claimant/attorney/medical funded date reported in the Data Tape to the Factor Fox Servicing System (“FFS”)	100	0	0%
c. Confirm gross advance amount reported in the Data Tape to the Funding Worksheet and proof of payment	100	0	0%
II. Thrivest Assets
a. Confirm the contract advance amount per the legal contract to the principal amount per the Data Tape	100	0	0%
b. Compare the claimant/medical funded date reported in the Data Tape to the accounting system	100	0	0%
c. Compare advance type per the Data Tape to Experity Servicing System or accounting records	100	0	0%
d. Confirm contract advance amount reported in the Data Tape to proof of payment	100	0	0%
2.
I. ProMed Assets
a. Compare most recent advance date reported in the Data Tape to the Servicer records inspecting trial balance report from FFS and determining that the most recent date of funding agrees to the most recent funded date for that ID	100	0	0%
b. Recalculate months since most recent advance for each selection and agree to the Data Tape	100	0	0%
c. Confirm or Compare Raw Claim Type as shown in the Data Tape to the Funding Worksheet or information in FFS	100	0	0%
II. Thrivest Assets
a. Compare most recent advance date reported in the Data Tape to the accounting records or ESS by inspecting trial balance report from ESS and determining that the most recent date of funding agrees to the most recent funded date for that ID	100	1	1%
b. Recalculate months since most recent advance for each selection and agree to the Data Tape information	100	0	0%
c. Compare the Raw Claim Type as shown in the Data Tape to the accounting records	100	0	0%

TVEST 2020-A, LLC	Consulting Report

1.	Perform the following to verify the existence of the Receivable asset:

I.	For ProMed assets:

a.	The consultants Confirmed the claimant gross advance amount per Funding Worksheet to the principal amount per the Data Tape without exception.
b.	The consultants Compared the claimant funded date reported in the Data Tape to screenshots of the Factor Fox Servicing System for ProMed (“FFS”) without exception.

c.	The consultants Confirmed amount of gross advance amount reported in the Data Tape to the Funding Worksheet and the proof of payment (wire confirmation and Paid-In-Kind totals) without exception. In some instances, the Company will reduce the amount owed to a creditor by any outstanding account balances which are reported as a “PIK” (“Paid-in-Kind”) balance on the Funding Worksheets. In these cases, the net advance amount per the Funding Worksheet was Confirmed to the wire amounts without exception. It should be noted that the Company no longer utilizes Paid-in-Kind transactions for accounting purposes.

II.	For Thrivest assets:

a.	The consultants Confirmed the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape without exception.
b.	The consultants Compared the claimant/medical funded date reported in the Data Tape to the accounting system for Thrivest without exception.
c.	The consultants Compared advance type per the Data Tape to Thrivest’s Experity Servicing System (“ESS”) or accounting records without exception.

d.	The consultants Confirmed contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system) without exception.

TVEST 2020-A, LLC	Consulting Report

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

I.	For ProMed assets:

a.	The consultants Compared the most recent advance date reported in the Data Tape to the Servicer records by inspecting trial balance report from FFS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the FFS report without exception.

b.	The consultants recalculated months since most recent advance date for each selection and agreed to the Data Tape information without exception.
c.	The consultants Confirmed or Compared the Raw Claim Type as shown in the Data Tape to the Funding Worksheet or information in FFS without exception.

II.	For Thrivest assets:

a.	The consultants Compared the most recent advance date reported in the Data Tape to the accounting records or ESS by inspecting trial balance report from ESS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the ESS report. There was one exception noted for Advance ID # 2182-4 where the consultants noted that the most recent advance date was June 2014 per the accounting records Compared to April 2014 per the Data Tape. Per management, this was due to Quickbooks applying payments against numerous invoices in non-chronological order. The June 2014 invoice was closed out while the April 2014 advance was left open.
b.	The consultants recalculated months since most recent advance date for each selection and agreed to the Data Tape information without exception.
c.	The consultants Compared the Raw Claim Type as shown in the Data Tape to the accounting records without exception.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal ESS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 9% of the Eligible Receivable Balance was recalculated without exception.

b.	The aggregate Outstanding Principal ESS Balance of all Receivables related to unique obligors does not exceed 1% of the Eligible Receivable Balance was recalculated without exception.

c.	The aggregate Outstanding Principal ESS Balance of all litigation Receivables does not exceed 33% of the Eligible Receivable Balance was recalculated without exception.
d.	The aggregate Outstanding Principal ESS Balance of all medical Receivables does not exceed 68% of the Eligible Receivable Balance was recalculated without exception.
e.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 39% of the aggregate Eligible Receivable Balance was recalculated without exception.

f.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 38% of the of the aggregate Eligible Receivable Balance was recalculated without exception.

TVEST 2020-A, LLC	Consulting Report

As noted above, all recalculations were completed without exception. See Exhibit A.2.

4.	Recalculate amounts reported as exclusions in the Summary tab to determine that (see results below):

a.	The Outstanding Principal ESS Balance related to a single plaintiff does not exceed $400,000 was recalculated without exception.
b.	The weighted average age of all Receivables does not exceed 10 months based on the most recent advance date was recalculated without exception.
c.	The average Outstanding Principal ESS Balance of all Receivables is less than $3,200 was recalculated without exception.
d.	The oldest advance does not exceed 110 months from the date of the most recent funding date was recalculated without exception.

As noted above, all recalculations were completed without exception. See Exhibit A.2.

5.	For the ProMed 100 assets, the consultants Confirmed or Compared the Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from FFS (excluding MRI assets) without exception. For the Thrivest 100 assets, the consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records without exception.

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%

ProMed: Confirm or Compare Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from FFS	100	0	0%
Thrivest: Compare Raw Primary Carrier as shown in the Data Tape to the accounting records	100	0	0%

I.	For ProMed assets:

a.	The consultants Confirmed or Compared the Raw Primary Carrier as shown in the Data Tape to the Funding Worksheet or underlying case file notes from FFS without exception.

II.	For Thrivest assets:

a.	The consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records without exception.

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	The consultants agreed the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape without exception.
b.	The consultants recalculated the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy without exception.

TVEST 2020-A, LLC	Consulting Report

i.	PPM Bracket Items – This tab lists the items to be tested and the corresponding page number in the Preliminary PPM.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type

iii.	Principal Balance per Unique Obligor
iv.	Injury Type

v.	Payment Source
vi.	NAIC
vii.	Law Firm

viii.	Month from Earliest Advance
ix.	Month from Most Recent Advance

x.	Case Worth Ratio
xi.	Plaintiff State

The above Litigation Strats were recalculated without exception.

For the Medical Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool
ii.	Advance Type
iii.	Principal Balance per Unique Obligor

iv.	Injury Type
v.	Payment Source

vi.	NAIC
vii.	Law Firm
viii.	Month from Earliest Advance.

ix.	Month from Most Recent Advance
x.	Case Worth Ratio

xi.	Main Modality
xii.	Medical Service Provider (“MSP”)
xiii.	MSP State

The above Medical Strats were recalculated without exception.

7.	The consultants agreed the values in the PPM Bracket Items table in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in the Preliminary PPM without exception.

8.	The consultants agreed the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM without exception.

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool

b.	Advance Type
c.	Principal Balance per Unique Obligor
d.	Injury Type

e.	Payment Source

f.	NAIC

g.	Law Firm
h.	Month from Earliest Advance.

i.	Month from Most Recent Advance
j.	Case Worth Ratio
k.	Plaintiff State

The above Litigation Strats were agreed as per the aforementioned without exception.

For the Medical Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool

b.	Advance Type

c.	Principal Balance per Unique Obligor
d.	Injury Type

e.	Payment Source
f.	NAIC
g.	Law Firm

h.	Month from Earliest Advance.
i.	Month from Most Recent Advance

j.	Case Worth Ratio
k.	Main Modality
l.	Medical Service Provider (“MSP”)

m.	MSP State

The above Medical Strats were agreed as per the aforementioned without exception.

TVEST Securitization Series 2020-A	Exhibit A.1 ProMed
Data Integrity Review
May 31, 2020

	Compare				Confirm
Claimant Gross
		Most	Months		Advance
	Claimant	Recent	since last	Raw	Amount on
	Funded	Advance	advance	Claim	Funding	Gross Advance Amount	Raw Primary
Advance ID	Date	Date	calc	Type	Worksheet	on Proof of Payment	Carrier
XXXXX-0016MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0019MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0023MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0022MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0027MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0012MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0021MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0023MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0016MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0029MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0029MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0023MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0039MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0027MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0018MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0008MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0039MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0008MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0037MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0039MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0039MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0058MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0048MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1 ProMed
Data Integrity Review
May 31, 2020

	Compare				Confirm
Claimant Gross
		Most	Months		Advance
	Claimant	Recent	since last	Raw	Amount on
	Funded	Advance	advance	Claim	Funding	Gross Advance Amount	Raw Primary
Advance ID	Date	Date	calc	Type	Worksheet	on Proof of Payment	Carrier
XXXXX-0042MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0059MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
--	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0034MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0036MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0007MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0042MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0001MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0009MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0065MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0067MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0026MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0046MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0073MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0034MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0075MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0037MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0038MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0054MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0037MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0038MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0025MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0050MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1 ProMed
Data Integrity Review
May 31, 2020

	Compare				Confirm
Claimant Gross
		Most	Months		Advance
	Claimant	Recent	since last	Raw	Amount on
	Funded	Advance	advance	Claim	Funding	Gross Advance Amount	Raw Primary
Advance ID	Date	Date	calc	Type	Worksheet	on Proof of Payment	Carrier
XXXXX-0008MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0074MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0054MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0035MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0033MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0052MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0031MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0031MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0043MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0029MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0064MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
--	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0056MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0046MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0028MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0050MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0072MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0004MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0043MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0048MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0044MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0031MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0034MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1 ProMed
Data Integrity Review
May 31, 2020

	Compare				Confirm
Claimant Gross
		Most	Months		Advance
	Claimant	Recent	since last	Raw	Amount on
	Funded	Advance	advance	Claim	Funding	Gross Advance Amount	Raw Primary
Advance ID	Date	Date	calc	Type	Worksheet	on Proof of Payment	Carrier
XXXXX-0046MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0047MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0072MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0044MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0081MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0036MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0037MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0032MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0029MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0059MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0036MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0026MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0001MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0035MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0041MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0050MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0048MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0024MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0036MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0031MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0074MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
--	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0035MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1 ProMed
Data Integrity Review
May 31, 2020

	Compare				Confirm
Claimant Gross
		Most	Months		Advance
	Claimant	Recent	since last	Raw	Amount on
	Funded	Advance	advance	Claim	Funding	Gross Advance Amount	Raw Primary
Advance ID	Date	Date	calc	Type	Worksheet	on Proof of Payment	Carrier
XXXXX-0047MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0060MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0071MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0083MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0002MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0041MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0055MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
XXXXX-0023MVA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1.1 Thrivest
Data Integrity Review
May 31, 2020

	Compare						Confirm
		Most	Months
		Recent	since last
	Funded	Advance	advance	Advance		Raw Primary	Contract Amount	Amount per
Advance ID	Date	Date	Calc	Type	Injury/Case Type	Carrier	per Contract	Payment
1945-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2588-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2218-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
235-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
634-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1970-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1668-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
237-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2646-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
909-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1013-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2641-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
176-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1535-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
915-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3079-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2299-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
524-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1414-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
657-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
624-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1.1 Thrivest
Data Integrity Review
May 31, 2020

	Compare						Confirm
Advance ID	Funded Date	Most Recent Advance Date	Months since last advance Calc	Advance Type	Injury/Case Type	Raw Primary Carrier	Contract Amount per Contract	Amount per Payment
2204-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1617-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1970-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
621-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3768-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3848-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1438-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1657-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2091-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
593-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1303-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2609-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2976-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2655-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3025-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1841-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1334-7	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
4716-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2672-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
218-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1846-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1.1 Thrivest
Data Integrity Review
May 31, 2020

	Compare						Confirm
Advance ID	Funded Date	Most Recent Advance Date	Months since last advance Calc	Advance Type	Injury/Case Type	Raw Primary Carrier	Contract Amount per Contract	Amount per Payment
1471-4	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6544-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1516-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
5425-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6500-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
723-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1470-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
425-11	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2179-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2422-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
11-3	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
811-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1450-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1856-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2182-4	TRUE	FALSE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1461-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1154-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
59-3	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
149-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3421-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6031-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1.1 Thrivest
Data Integrity Review
May 31, 2020

	Compare						Confirm
Advance ID	Funded Date	Most Recent Advance Date	Months since last advance Calc	Advance Type	Injury/Case Type	Raw Primary Carrier	Contract Amount per Contract	Amount per Payment
1391-3	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
87-7	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2050-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1550-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1499-11	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
820-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
5667-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2306-3	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1074-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
5908-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
4067-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6961-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
912-3	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2347-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
5872-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2267-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
5714-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
5621-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3872-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
4495-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2812-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

TVEST Securitization Series 2020-A	Exhibit A.1.1 Thrivest
Data Integrity Review
May 31, 2020

	Compare						Confirm
Advance ID	Funded Date	Most Recent Advance Date	Months since last advance Calc	Advance Type	Injury/Case Type	Raw Primary Carrier	Contract Amount per Contract	Amount per Payment
5075-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
23-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
4426-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
292-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
801-6	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1931-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1087-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
2589-2	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
4940-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6867-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
4271-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6591-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3292-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3026-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3667-1	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
1194-3	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

Experity Ventures, LLC , TVEST 2020A, LLC			EXHIBIT A.2
Recalculations
Scope of Services Steps 3 & 4		Per Company	Per Consultant
As of 5/31/2020	Pool Balance - Funded Amount	$ 93,933,155	$93,933,155

Description per Scope of Services			Per Company	Per Consultant
3.) Recalculate amounts reported in the testing tab to determine that:		Limit	Per Company	Recalculated Based Upon	Concentration Limit Agreed	Notes
a.	The aggregate Outstanding Principal ESS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 9% of the Eligible Receivable Balance;	9.00%	8.30%	8.30%	YES
b.	The aggregate Outstanding Principal ESS Balance of all Receivables related to unique obligors does not exceed 1% of the Eligible Receivable Balance;	1.00%	0.42%	0.42%	YES
c.	The aggregate Outstanding Principal ESS Balance of all litigation Receivables does not exceed 33% of the Eligible Receivable Balance;	33.00%	32.56%	32.56%	YES
d.	The aggregate Outstanding Principal ESS Balance of all medical Receivables does not exceed 68% of the Eligible Receivable Balance;	68.00%	67.44%	67.44%	YES
e.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 39% of the aggregate Eligible Receivable Balance;	39.00%	38.84%	38.84%	YES
f.	The aggregate Outstanding Principal ESS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 38% of the of the aggregate Eligible Receivable Balance;	38.00%	37.39%	37.39%	YES

Description per Scope of Services			Per Company	Per Consultant
4) Recalculate amounts reported as exclusions in the Summary tab to determine that:		Limit	Per Company	Recalculated Based Upon	Concentration Limit Agreed	Notes
a.	The Outstanding Principal ESS Balance related to a single plaintiff does not exceed $400,000;	$ 400,000.00	$ 396,763.81	$ 396,763.81	YES
b.	The weighted average age of all Receivables does not exceed 10 months based on the most recent advance date;	10 months	9.3 months	9.3 months	YES
c.	The average Outstanding Principal ESS Balance of all Receivables is less than $3,200;	$ 3,200.00	$ 3,159.86	$ 3,159.86	YES
d.	The oldest advance does not exceed 110 months from the date of the most recent funding date	110 months	108.2 months	108.2 months	YES